OTHER BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2015
OTHER BORROWINGS [Abstract]
Schedule of Other Short-Term Borrowings

OTHER SHORT-TERM BORROWINGS
	2015	2014
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	1,378	4,350
Maximum month-end balance during the year	9,464	15,698
Average interest rate during the year	0.36%	0.25%
Weighted-average rate at year-end	-%	-%